GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 1,371
Disposals	(41)
Goodwill, ending balance	1,330
Barrick Nevada
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	514
Disposals	0
Goodwill, ending balance	514
Veladero
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	195
Disposals	(41)
Goodwill, ending balance	154
Turquoise Ridge
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	528
Disposals	0
Goodwill, ending balance	528
Hemlo
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Disposals	0
Goodwill, ending balance	63
Kalgoorlie
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	71
Disposals	0
Goodwill, ending balance	$ 71